Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000256472 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256472 | Education
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256472 | Power
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000256472 | Water
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000256472 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256472 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256472 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000256472 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000256472 | Medical
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000256472 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000256470 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256470 | Education
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256470 | Power
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000256470 | Water
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000256470 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256470 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256470 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000256470 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000256470 | Medical
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000256470 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000256471 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256471 | Education
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256471 | Power
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000256471 | Water
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000256471 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256471 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256471 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000256471 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000256471 | Medical
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000256471 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000256520 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256520 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256520 | International Business Machines Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256520 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256520 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256520 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256520 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256520 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256520 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256520 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256520 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256520 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256520 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256520 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256520 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256520 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256520 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256520 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000256520 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000256520 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256522 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256522 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256522 | International Business Machines Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256522 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256522 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256522 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256522 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256522 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256522 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256522 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256522 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256522 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256522 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256522 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256522 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256522 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256522 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256522 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000256522 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000256522 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256521 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256521 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256521 | International Business Machines Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256521 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256521 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256521 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256521 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256521 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256521 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256521 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256521 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256521 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256521 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256521 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256521 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256521 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256521 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000256521 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000256521 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256519 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256519 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256519 | International Business Machines Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256519 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256519 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256519 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256519 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256519 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256519 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256519 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256519 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256519 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256519 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256519 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256519 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256519 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256519 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256519 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000256519 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000256519 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256514 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256514 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256514 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000256514 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000256514 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256514 | NRG Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256514 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256514 | Martin Marietta Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256514 | Freeport-McMoRan, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256514 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256514 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256514 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256514 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000256514 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256514 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000256514 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256514 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256514 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256514 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256514 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000256518 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256518 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256518 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000256518 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000256518 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256518 | NRG Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256518 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256518 | Martin Marietta Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256518 | Freeport-McMoRan, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256518 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256518 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256518 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256518 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000256518 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256518 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000256518 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256518 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256518 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256518 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256518 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000256516 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256516 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256516 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000256516 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000256516 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256516 | NRG Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256516 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256516 | Martin Marietta Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256516 | Freeport-McMoRan, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256516 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256516 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000256516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256516 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000256516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256516 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000256515 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256515 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256515 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000256515 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000256515 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256515 | NRG Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256515 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256515 | Martin Marietta Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256515 | Freeport-McMoRan, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256515 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256515 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000256515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256515 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000256515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256515 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256515 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000256517 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256517 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256517 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000256517 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000256517 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256517 | NRG Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256517 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256517 | Martin Marietta Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256517 | Freeport-McMoRan, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256517 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256517 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256517 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000256517 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256517 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000256517 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256517 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256517 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000256460 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000256460 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000256459 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000256459 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	40.10%